Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	LOOMIS SAYLES FUNDS II
Central Index Key	0000872649
Amendment Flag	false
Document Creation Date	Feb. 01, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Feb. 01, 2013